Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Store buildings CNY	Dec. 31, 2012 Store buildings CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Store fixture and equipment CNY	Dec. 31, 2012 Store fixture and equipment CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		399,898	393,201	18,087	14,617	184,419	183,872	146,106	145,048	36,714	34,933	14,572	14,731
Less: Accumulated depreciation and amortization		(276,715)	(272,964)
Property and equipment, net	$ 20,348	123,183	120,237